Financial Instruments with Off Balance Sheet Risk, Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional Amount	$ 139,614,000	$ 66,566,000
Indemnification or Repurchase of loan	0
Provision for loan losses	71,000	68,000
Loan receivables repurchased	$ 0
Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Repurchase or Indemnification Term of Loan	2 months
Delinquency period of loan	6 months
Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Repurchase or Indemnification Term of Loan	3 months
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	$ 327,788,000	290,614,000
Mortgage Loans Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	$ 72,900,000	33,400,000
Mortgage Loans Commitments | Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitment term	30 days
Mortgage Loans Commitments | Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitment term	90 days
Letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	$ 9,750,000	5,158,000
Commitment term	12 months
Forward Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitment term	90 days
Notional Amount	$ 62,750,000	26,500,000
Forward Sale Of Mortgage Backed Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional Amount	62,800,000	26,500,000
Forward Best Effort Sale Commitment
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional Amount	$ 18,600,000	$ 9,300,000